Cover	Oct. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-09383
Entity Registrant Name	WESTAMERICA BANCORPORATION
Entity Central Index Key	0000311094
Entity Tax Identification Number	94-2156203
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1108 Fifth Avenue
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	707
Local Phone Number	863-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	WABC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false